Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Schedule of other assessments

		Penalty and
Year	Taxes	interest	Total
	US$(000)	US$(000)	US$(000)

2003 – 2005	7,530	34,120	41,650
2006	6,058	44,109	50,167
2007	9,390	19,906	29,296
2008	9,703	10,160	19,863
2009	8,953	30,582	39,535
2010	6,501	67,404	73,905
2011	5,500	31,838	37,338
2012	—	4,766	4,766
2013	9,109	27,001	36,110
2014	5,655	729	6,384
2015	3,264	26,046	29,310
2016	68,228	3,678	71,906
2017	5,539	3,378	8,917
2018	5,108	4,654	9,762
2019-2020	4,743	542	5,285
2021-2022	10,134	5,662	15,796
	165,415	314,575	479,990